Financial Risk Factors and Risk Management - Designated Hedged Items in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Carrying amount	€ 6,150	€ 9,385
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in EUR
Financial Risk Factors and Risk Management
Notional amount	4,550	4,550
Carrying amount	4,194	4,103
Accumulated fair value adjustments in Other financial liabilities	337	423
Change in fair value used for measuring ineffectiveness for the reporting period	86	133
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	0
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in USD
Financial Risk Factors and Risk Management
Notional amount	0	0
Carrying amount	0	0
Accumulated fair value adjustments in Other financial liabilities	0	(3)
Change in fair value used for measuring ineffectiveness for the reporting period	0	(3)
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	€ 0	€ (3)